Components of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 394	$ 709
Work in process	7	23
Finished goods	845	1,768
Total	$ 1,246	$ 2,500